K. Net Income (Loss) Per Common Share (restated)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
K. Net Income (Loss) Per Common Share (restated)

K. Net Income (Loss) Per Common Share (restated)

As referenced in note B and J, the Company identified an error in the calculation of net income (loss) per common share since the filing of the 10-K on December 31, 2012. All references or presentations of net income (loss) per common share have been restated from the original filing of the 10-K on December 31, 2012.

Basic net income (loss) per share

As discussed in Note B, the Company computes basic net income (loss) per weighted average share attributable to common stockholders using the two-class method. Previously the Company used the weighted average number of shares of common stock outstanding during the period.

The restatement to our calculation relates to an unaccounted term inour preferred shares, preferred warrants and the majority of our common warrants (59,149,999 warrants). Each of these shares and warrants would participate in any potential common stock dividends declared by the Company. Dividend participation by these shares and warrants requires the two-class method of net income (loss) per share calculation in accordance with ASC 260-10-45-60.

Our previous basic income (loss) per share calculation was as follows:

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474

Net income (loss) per share – basic	$0.03	$0.01

Our restatedbasic income (loss) per share calculation is as follows:

		Fiscal year ended September 30,
		2012		2011
Net income (loss)		$1,698		$299

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	61,593	$856	59,474	$149
Participating common stock warrants	59,150	$822	51,150	$148
Participating series B preferred stock	526	$7	526	$1
Participating series B preferred warrants	896	$12	896	$2
	122,165	$1,698	112,046	$299
Numerator:
Weighted-average net income (loss)		$856		$149
Denominator:
Weighted-average number of basic shares	61,593		59,474
Basic net income (loss) per share		$0.01		$0.00

Diluted net income (loss) per share

As discussed in Note B, the Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the two-class method, and when appropriate, the treasury method. Previously the Company used the weighted average number of shares of common and dilutive potential common shares outstanding during the applicable period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

The restatement to our calculation relates to the required removal of fair value adjustments relating to our common stock warrants subject to warrant liability accounting from our calculation of net income (loss) available to diluted shareholders.Each of these warrants would participate in any potential common stock dividends in the future. The Company did not account for the removal of any non-cash gain (loss) from the fluctuation of the warrant liability associated with the incremental warrants in our calculation of net income (loss) per common share.

Our previous dilutedincome (loss) per share calculation was as follows:

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474
Dilutive securities – equity awards	11,156	22,828
Weighted-average number of shares – diluted	72,749	82,302

Net income (loss) per share – diluted	$0.02	$0.00

Our restated diluted income (loss) per share calculation is as follows:

	Fiscal year ended September 30, 2012			Fiscal year ended September 30, 2011
Net income (loss)		$1,698			$299
Less gain (loss) on warrant liability:
Participating common warrants		$3,859			$3,553
Undistributed net income (loss)		$(2,161)			$(3,254)

Common stock and common stock equivalents in order of dilutive effect	Outstanding	Incremental Dilutive shares	Diluted shares	Outstanding	Incremental Dilutive shares *	Diluted shares
Common stock	61,593		61,593	59,474		59,474
Participating common warrants	59,150	9,448	9,448	59,150	26,388	26,388
Participating preferred warrants	896	869	**	896	879	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,474	240	**	8,943	1,497	**
Non-participating common stock warrants	2,983	75	**	1,890	476	**
			71,041			85,862
Numerator:
Weighted-average net income (loss)		$(2,161)			$(3,254)
Denominator:
Weighted-average number of basic shares		71,041			85,862
Diluted net income (loss) per share		$(0.03)			$(0.04)

** Excluded as the effect is anti-dilutive

Diluted weighted average common shares included incremental shares of approximately 9,448,000 and 26,388,000 shares for the fiscal years ended September 30, 2012 and 2011 issuable upon the exercise of warrants to purchase common stock. Diluted weighted average common shares excluded incremental shares of approximately 51,364,000 and 35,680,000, respectively, for the fiscal year 2012 and 2011, due to their anti-dilutive effect.